Borrowings	6 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Borrowings

4 Borrowings

		Consolidated entity
			31 December			30 June
			2019			2019
			Non-			Non-
		Current	current	Total	Current	current	Total
	Notes	$	$	$	$	$	$
Secured		98,120	-	98,120	-	-	-
Other loans
Total secured borrowings		98,120	-	98,120	-	-	-

In July 2019, the group entered a loan agreement with IQumulate Premium Funding to pay their D&O insurance fees for the year.